Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Fresenius SE [Member]	Jun. 30, 2012 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 99,360	$ 91,899
Accounts receivable facility	3,620	6,902
Related Party Transaction [Line Items]
Related Party Transaction Rate			2.606%	1.335%
Short-term borrowings and other financial liabilities	102,980	98,801
Short Term Borrowings Due To Related Parties Current Acquisitions	52,212	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 155,192	$ 126,814